SHARE-BASED COMPENSATION - Share based compensation expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 2,030,335	$ 2,477,108
Research and development expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	1,393,980	1,724,112
Administrative expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 636,355	$ 752,996